Stock-Based Compensation - Weighted Average Assumptions Used to Estimated Fair Value of Units Granted (Detail)	12 Months Ended
Jan. 28, 2012
Time-based unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.00%
Expected life (years)	9 months 18 days
Risk-free interest rate	0.19%
Dividend yield
Performance-based units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.00%
Expected life (years)	9 months 18 days
Risk-free interest rate	0.21%
Dividend yield